United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: June 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jeffrey Malbasa
Title: 	Director of Marketing
Phone:	216-464-6266
Signature, Place and Date of Signing:

Jeffrey Malbasa	Cleveland, Ohio		August 4, 2009

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	$75,318,531


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

Exxon Mobil Corp.	Com	30231G102	13,180	188531	Sole		188531
Cerner Corporation	Com	156782104	3,103	49815	Sole		49815
Oracle Corporation	Com	68389X105	2,908	135765	Sole		135765
Johnson & Johnson	Com	478160104	2,860	50358	Sole		50358
Procter & Gamble Co	Com	742718109	2,591	50713	Sole		50713
Becton Dickinson & Company	Com	075887109	2,560	35905	Sole		35905
Microsoft Corporation	Com	594918104	2,512	105675	Sole		105675
Kohls Corporation	Com	500255104	2,350	54980	Sole		54980
EMC Corp Mass	Com	268648102	2,312	176517	Sole		176517
Cisco Systems Inc.	Com	17275R102	2,271	121747	Sole		121747
Bank of New York Mellon Corp.	Com	064058100	2,261	77148	Sole		77148
Novartis A G ADR (Switzerland)	Com	66987V109	2,218	54375	Sole		54375
Noble Corp.	Com	H5833N103	2,217	73275	Sole		73275
Intel Corporation	Com	458140100	2,176	131492	Sole		131492
Danaher Corp Del	Com	235851102	2,137	34620	Sole		34620
Public Svc Enterprise Group Inc.	Com	744573106	2,123	65065	Sole		65065
Costco Wholesale Corporation New	Com	22160K105	2,122	46345	Sole		46345
ConocoPhillips	Com	20825C104	2,071	49232	Sole		49232
Colgate Palmolive Co	Com	194162103	1,947	27524	Sole		27524
Google Inc.	Com	38259P508	1,919	4553	Sole		4553
International Business Machines	Com	459200101	1,838	17604	Sole		17604
Thermo Fisher Scientific Inc.	Com	883556102	1,812	44437	Sole		44437
Accenture Ltd.	Com	G1150G111	1,722	51470	Sole		51470
ANSYS Inc.	Com	03662Q105	1,703	54660	Sole		54660
Chevrontexaco Corporation	Com	166764100	1,695	25578	Sole		25578
L-3 Communications Hldgs Inc.	Com	502424104	1,632	23526	Sole		23526
BP PLC ADR	Com	055622104	1,518	31831	Sole		31831
Parker-Hannifin	Com	701094104	1,498	34870	Sole		34870
Eaton Corporation	Com	278058102	1,363	30545	Sole		30545
Valero Energy Corporation New	Com	91913Y100	1,137	67302	Sole		67302
Verizon Communications	Com	92343V104	299	9734	Sole		9734
PetroHawk Energy Corp.	Com	716495106	296	13295	Sole		13295
Lincoln Elec Hldgs Inc.	Com	533900106	279	7750	Sole		7750
General Elec Company	Com	369604103	275	23438	Sole		23438
America Movil SAB De CV ADR L	Com	02364W105	208	5380	Sole		5380
Merck & Co. Inc.	Com	589331107	203	7276	Sole		7276